Subsequent Events (Details) - Subsequent Event [Member]	Aug. 08, 2022 $ / shares shares
Subsequent Events (Details) [Line Items]
Ordinary shares | shares	1,260,000
Par value | $ / shares	$ 0.003
Purchase price per share | $ / shares	$ 0.7
Pre-funded warrants | shares	7,983,811
Warrants to purchase ordinary shares exercise price | $ / shares	$ 0.001
Pre-funded Warrants description	The purchase price of each Pre-funded Warrant is $0.699, which equals the price per ordinary share being sold to the public in this offering, minus $0.001.
Pre-funded Warrants [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares | shares	7,983,811
Minimum [Member]
Subsequent Events (Details) [Line Items]
Ownership percentage	4.99%
Maximum [Member]
Subsequent Events (Details) [Line Items]
Ownership percentage	9.99%